Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property Plant And Equipment [Line Items]
Accumulated depreciation	$ (17,588)	$ (12,885)
Property, plant and equipment, net	28,351	24,297
Computer And Communication Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 11,221	10,426
Computer And Communication Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Computer And Communication Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Furniture And Other Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 27,615	21,652
Furniture And Other Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Furniture And Other Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 7,103	$ 5,104
Leasehold Improvements | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years